Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans and Allowance for Credit Losses

NOTE 6	Loans and Allowance for Credit Losses
The composition of the loan portfolio at December 31, by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2023	2022
Commercial
Commercial	$127,676	$131,128
Lease financing	4,205	4,562
Total commercial	131,881	135,690
Commercial Real Estate
Commercial mortgages	41,934	43,765
Construction and development	11,521	11,722
Total commercial real estate	53,455	55,487
Residential Mortgages
Residential mortgages	108,605	107,858
Home equity loans, first liens	6,925	7,987
Total residential mortgages	115,530	115,845
Credit Card	28,560	26,295
Other Retail
Retail leasing	4,135	5,519
Home equity and second mortgages	13,056	12,863
Revolving credit	3,668	3,983
Installment	13,889	14,592
Automobile	9,661	17,939
Total other retail	44,409	54,896
Total loans	$373,835	$388,213
The Company had loans of $123.1 billion at December 31, 2023, and $134.6 billion at December 31, 2022, pledged at the Federal Home Loan Bank, and loans of $82.8 billion at December 31, 2023, and $85.8 billion at December 31, 2022, pledged at the Federal Reserve Bank.
The Company offers a broad array of lending products to consumer and commercial customers, in various industries, across several geographical locations, predominately in the states in which it has Consumer and Business Banking offices. Collateral for commercial and commercial real estate loans may include marketable securities, accounts receivable, inventory, equipment, real estate, or the related property.
Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs, and any partial charge-offs recorded. Purchased loans are recorded at fair value at the date of purchase. Net unearned interest and deferred fees and costs on originated loans and unamortized premiums and discounts on purchased loans amounted to $2.7 billion at December 31, 2023 and $3.1 billion at December 31, 2022. The Company evaluates purchased loans for more-than-insignificant deterioration at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans that have experienced more-than-insignificant deterioration from origination are considered purchased credit deteriorated loans. All other purchased loans are considered non-purchased credit deteriorated loans.
Allowance for Credit Losses The allowance for credit losses is established for current expected credit losses on the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance considers expected losses for the remaining lives of the applicable assets, inclusive of expected recoveries. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs.
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404
Add
Change in accounting principle(a)	—	—	(31)	(27)	(4)	(62)
Allowance for acquired credit losses(b)	—	127	—	—	—	127
Provision for credit losses	270	431	41	1,259	274	2,275
Deduct
Loans charged-off	389	281	129	1,014	478	2,291
Less recoveries of loans charged-off	(75)	(18)	(20)	(165)	(108)	(386)
Net loan charge-offs (recoveries)	314	263	109	849	370	1,905
Balance at December 31, 2023	$2,119	$1,620	$827	$2,403	$870	$7,839
Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155
Add
Allowance for acquired credit losses(b)	163	87	36	45	5	336
Provision for credit losses(c)	378	152	302	826	319	1,977
Deduct
Loans charged-off(d)	319	54	13	696	418	1,500
Less recoveries of loans charged-off	(92)	(17)	(36)	(172)	(120)	(437)
Net loan charge-offs (recoveries)	227	37	(23)	524	298	1,063
Other Changes	—	—	—	—	(1)	(1)
Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404
Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$8,010
Add
Provision for credit losses	(471)	(419)	(40)	(170)	(73)	(1,173)
Deduct
Loans charged-off	222	29	18	686	253	1,208
Less recoveries of loans charged-off	(119)	(27)	(50)	(174)	(156)	(526)
Net loan charge-offs (recoveries)	103	2	(32)	512	97	682
Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155
(a)Effective January 1, 2023, the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings.
(b)Represents allowance for credit deteriorated and charged-off loans acquired from MUB.
(c)Includes $662 million of provision for credit losses related to the acquisition of MUB.
(d)Includes $179 million of total charge-offs primarily on loans previously charged-off by MUB, which were written up upon acquisition to unpaid principal balance as required by purchase accounting.

The increase in the allowance for credit losses from December 31, 2022 to December 31, 2023 was primarily driven by normalizing credit losses, credit card balance growth and commercial real estate credit quality.
The following table provides a summary of loans charged-off during the year ended December 31, 2023, by portfolio class and year of origination:

(Dollars in Millions)	Commercial	Commercial Real Estate(a)	Residential Mortgages(b)	Credit Card(c)	Other Retail(d)	Total Loans
Originated in 2023	$48	$63	$—	$—	$57	$168
Originated in 2022	63	88	1	—	130	282
Originated in 2021	30	69	6	—	83	188
Originated in 2020	17	2	8	—	38	65
Originated in 2019	15	3	16	—	31	65
Originated prior to 2019	53	56	98	—	31	238
Revolving	163	—	—	1,014	80	1,257
Revolving converted to term	—	—	—	—	28	28
Total charge-offs	$389	$281	$129	$1,014	$478	$2,291
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended.
(a)Includes $91 million in charge-offs related to uncollectible amounts on acquired loans.
(b)Includes $117 million of charge-offs related to balance sheet repositioning and capital management actions.
(c)Predominantly all credit card loans are considered revolving loans. Includes an immaterial amount of charge-offs related to revolving converted to term loans.
(d)Includes $192 million of charge-offs related to balance sheet repositioning and capital management actions.
Credit Quality The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses.
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming(b)	Total
December 31, 2023
Commercial	$130,925	$464	$116	$376	$131,881
Commercial real estate	52,619	55	4	777	53,455
Residential mortgages(a)	115,067	169	136	158	115,530
Credit card	27,779	406	375	—	28,560
Other retail	43,926	278	67	138	44,409
Total loans	$370,316	$1,372	$698	$1,449	$373,835
December 31, 2022
Commercial	$135,077	$350	$94	$169	$135,690
Commercial real estate	55,057	87	5	338	55,487
Residential mortgages(a)	115,224	201	95	325	115,845
Credit card	25,780	283	231	1	26,295
Other retail	54,382	309	66	139	54,896
Total loans	$385,520	$1,230	$491	$972	$388,213
(a)At December 31, 2023, $595 million of loans 30–89 days past due and $2.0 billion of loans 90 days or more past due purchased and that could be purchased from Government National Mortgage Association (“GNMA”) mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $647 million and $2.2 billion at December 31, 2022, respectively.
(b)Substantially all nonperforming loans at December 31, 2023 and 2022, had an associated allowance for credit losses. The Company recognized interest income on nonperforming loans of $22 million and $19 million for the years ended December 31, 2023 and 2022, respectively, compared to what would have been recognized at the original contractual terms of the loans of $49 million and $34 million, respectively.
At December 31, 2023, total nonperforming assets held by the Company were $1.5 billion, compared with $1.0 billion at December 31, 2022. Total nonperforming assets included $1.4 billion of nonperforming loans, $26 million of OREO and $19 million of other nonperforming assets owned by the Company at December 31, 2023, compared with $972 million, $23 million and $21 million, respectively, at December 31, 2022.
At December 31, 2023, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $26 million, compared with $23 million at December 31, 2022. These amounts excluded $47 million and $54 million at December 31, 2023 and December 31, 2022, respectively, of foreclosed residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure at December 31, 2023 and December 31, 2022, was $728 million and $1.1 billion, respectively, of which $487 million and $830 million, respectively, related to loans purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2023					December 31, 2022
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total	Pass	Special Mention	Classified(a)	Total Criticized	Total
Commercial
Originated in 2023	$43,023	$827	$856	$1,683	$44,706	$—	$—	$—	$—	$—
Originated in 2022	40,076	274	632	906	40,982	61,229	245	315	560	61,789
Originated in 2021	9,219	117	154	271	9,490	26,411	159	78	237	26,648
Originated in 2020	3,169	92	71	163	3,332	7,049	68	138	206	7,255
Originated in 2019	1,340	18	103	121	1,461	3,962	51	210	261	4,223
Originated prior to 2019	3,963	12	106	118	4,081	8,986	64	129	193	9,179
Revolving(b)	26,213	362	1,254	1,616	27,829	25,888	344	364	708	26,596
Total commercial	127,003	1,702	3,176	4,878	131,881	133,525	931	1,234	2,165	135,690
Commercial real estate
Originated in 2023	8,848	465	2,206	2,671	11,519	—	—	—	—	—
Originated in 2022	11,831	382	1,141	1,523	13,354	14,527	206	519	725	15,252
Originated in 2021	9,235	500	385	885	10,120	13,565	171	99	270	13,835
Originated in 2020	3,797	51	87	138	3,935	6,489	97	117	214	6,703
Originated in 2019	4,749	336	359	695	5,444	6,991	251	304	555	7,546
Originated prior to 2019	6,010	122	260	382	6,392	9,639	138	875	1,013	10,652
Revolving	2,613	6	70	76	2,689	1,489	—	10	10	1,499
Revolving converted to term	2	—	—	—	2	—	—	—	—	—
Total commercial real estate	47,085	1,862	4,508	6,370	53,455	52,700	863	1,924	2,787	55,487
Residential mortgages(c)
Originated in 2023	9,734	—	5	5	9,739	—	—	—	—	—
Originated in 2022	29,146	—	17	17	29,163	28,452	—	—	—	28,452
Originated in 2021	36,365	—	16	16	36,381	39,527	—	7	7	39,534
Originated in 2020	14,773	—	9	9	14,782	16,556	—	8	8	16,564
Originated in 2019	5,876	—	16	16	5,892	7,222	—	18	18	7,240
Originated prior to 2019	19,326	—	246	246	19,572	23,658	—	397	397	24,055
Revolving	1	—	—	—	1	—	—	—	—	—
Total residential mortgages	115,221	—	309	309	115,530	115,415	—	430	430	115,845
Credit card(d)	28,185	—	375	375	28,560	26,063	—	232	232	26,295
Other retail
Originated in 2023	5,184	—	4	4	5,188	—	—	—	—	—
Originated in 2022	5,607	—	12	12	5,619	9,563	—	6	6	9,569
Originated in 2021	10,398	—	15	15	10,413	15,352	—	12	12	15,364
Originated in 2020	4,541	—	9	9	4,550	7,828	—	11	11	7,839
Originated in 2019	1,793	—	7	7	1,800	3,418	—	13	13	3,431
Originated prior to 2019	2,215	—	13	13	2,228	3,689	—	31	31	3,720
Revolving	13,720	—	104	104	13,824	14,029	—	98	98	14,127
Revolving converted to term	735	—	52	52	787	800	—	46	46	846
Total other retail	44,193	—	216	216	44,409	54,679	—	217	217	54,896
Total loans	$361,687	$3,564	$8,584	$12,148	$373,835	$382,382	$1,794	$4,037	$5,831	$388,213
Total outstanding commitments	$762,869	$5,053	$10,470	$15,523	$778,392	$772,804	$2,825	$5,041	$7,866	$780,670
Note: Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended. Predominantly all current year and nearer term loan origination years for criticized loans relate to existing loans that have had recent maturity date, pricing or commitment amount amendments.
(a)Classified rating on consumer loans primarily based on delinquency status.
(b)Includes an immaterial amount of revolving converted to term loans.
(c)At December 31, 2023, $2.0 billion of GNMA loans 90 days or more past due and $1.2 billion of modified GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $2.2 billion and $1.0 billion at December 31, 2022, respectively.
(d)Predominately all credit card loans are considered revolving loans. Includes an immaterial amount of revolving converted to term loans.
Loan Modifications In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loan balances at December 31, 2023, which were modified during the year ended December 31, 2023, by portfolio class and modification granted:

(Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)	Total Modifications	Percent of Class Total
Commercial	$46	$—	$286	$33	$365.3%
Commercial real estate	—	—	645	72	717	1.3
Residential mortgages(b)	—	234	26	20	280.2
Credit card	349	1	—	—	350	1.2
Other retail	7	21	144	3	175.4
Total loans, excluding loans purchased from GNMA mortgage pools	402	256	1,101	128	1,887.5
Loans purchased from GNMA mortgage pools(b)	—	1,263	255	321	1,839	1.6
Total loans	$402	$1,519	$1,356	$449	$3,726	1.0%
(a)Includes $329 million of total loans receiving a payment delay and term extension, $112 million of total loans receiving an interest rate reduction and term extension and $8 million of total loans receiving an interest rate reduction, payment delay and term extension for the year ended December 31, 2023.
(b)Percent of class total amounts expressed as a percent of total residential mortgage loan balances.
Loan modifications included in the table above exclude trial period arrangements offered to customers and secured loans to consumer borrowers that have had debt discharged through bankruptcy where the borrower has not reaffirmed the debt during the periods presented. At December 31,
2023, the balance of loans modified in trial period arrangements was $39 million, while the balance of secured loans to consumer borrowers that have had debt discharged through bankruptcy was not material.

The following table summarizes the effects of loan modifications made to borrowers on loans modified during the year ended December 31, 2023:

(Dollars in Millions)	Weighted-Average Interest Rate Reduction	Weighted-Average Months of Term Extension
Commercial	13.0%	12
Commercial real estate	3.5	11
Residential mortgages	1.2	98
Credit card	15.4	—
Other retail	7.9	4
Loans purchased from GNMA mortgage pools	.6	103
Note: The weighted-average payment deferral for all portfolio classes was less than $1 million for the year ended December 31, 2023. Forbearance payments are required to be paid at the end of the original term loan.
Loans that receive a forbearance plan generally remain in default until they are no longer delinquent as the result of the payment of all past due amounts or the borrower receiving a term extension or modification. Therefore, loans only receiving forbearance plans are not included in the table below.
The following table provides a summary of loan balances at December 31, 2023, which were modified during the year ended December 31, 2023, by portfolio class and delinquency status:

(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Total
Commercial	$255	$12	$98	$365
Commercial real estate	524	—	193	717
Residential mortgages(a)	1,385	24	16	1,425
Credit card	251	67	32	350
Other retail	133	21	8	162
Total loans	$2,548	$124	$347	$3,019
(a)At December 31, 2023, $372 million of loans 30-89 days past due and $175 million of loans 90 days or more past due purchased and that could be purchased from GNMA mortgage pools under delinquent loan repurchase options whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current.
The following table provides a summary of loans that defaulted (fully or partially charged-off or became 90 days or more past due) that were modified during the year ended December 31, 2023.

(Dollars in Millions)	Interest Rate Reduction	Payment Delay	Term Extension	Multiple Modifications(a)
Commercial	$7	$—	$—	$—
Commercial real estate	—	—	1	—
Residential mortgages	—	8	2	1
Credit card	35	—	—	—
Other retail	1	1	11	—
Total loans, excluding loans purchased from GNMA mortgage pools	43	9	14	1
Loans purchased from GNMA mortgage pools	—	67	30	37
Total loans	$43	$76	$44	$38
(a)Represents loans receiving a payment delay and term extension.
As of December 31, 2023, the Company had $283 million of commitments to lend additional funds to borrowers whose terms of their outstanding owed balances have been modified.
Prior Period Troubled Debt Restructuring Information
The following table provides a summary of loans modified as troubled debt restructurings for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2022
Commercial	2,259	$148	$134
Commercial real estate	75	50	47
Residential mortgages	1,699	475	476
Credit card	44,470	243	246
Other retail	2,514	89	85
Total loans, excluding loans purchased from GNMA mortgage pools	51,017	1,005	988
Loans purchased from GNMA mortgage pools	1,640	226	230
Total loans	52,657	$1,231	$1,218
2021
Commercial	2,156	$140	$127
Commercial real estate	112	193	179
Residential mortgages	977	329	328
Credit card	25,297	144	146
Other retail	2,576	74	67
Total loans, excluding loans purchased from GNMA mortgage pools	31,118	880	847
Loans purchased from GNMA mortgage pools	2,311	334	346
Total loans	33,429	$1,214	$1,193
The following table provides a summary of troubled debt restructured loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as troubled debt restructurings within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted
2022
Commercial	767	$24
Commercial real estate	20	11
Residential mortgages	235	28
Credit card	7,904	42
Other retail	307	5
Total loans, excluding loans purchased from GNMA mortgage pools	9,233	110
Loans purchased from GNMA mortgage pools	282	59
Total loans	9,515	$169
2021
Commercial	1,084	$32
Commercial real estate	16	7
Residential mortgages	81	9
Credit card	7,700	43
Other retail	714	11
Total loans, excluding loans purchased from GNMA mortgage pools	9,595	102
Loans purchased from GNMA mortgage pools	176	26
Total loans	9,771	$128